Business acquisition - Schedule of allocation of the purchase price as of the date of kuayue express acquisition (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020
Summary of purchase price as of the date of acquisition is comprised [Line Items]
Issuance of ordinary shares of JD Logistics less cash proceeds received		¥ 116
Kuayue Express [Member]
Summary of purchase price as of the date of acquisition is comprised [Line Items]
Cash	¥ 2,850
Issuance of ordinary shares of JD Logistics less cash proceeds received	116
Total	¥ 2,966